Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Oct. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Aug. 31, 2016	Nov. 20, 2015	Aug. 31, 2015	Aug. 31, 2014
Short-Term Bond Fund of America® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-T (with sales charge)
Account Value	$ 10,977	$ 10,336	$ 10,219	$ 10,602		$ 10,591	$ 10,178	$ 9,827	$ 9,829	$ 9,745
Short-Term Bond Fund of America® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-E
Account Value	$ 10,988	10,390	10,321	10,753		10,790	10,414	10,100	10,139			$ 10,073		$ 10,003	$ 10,000
Short-Term Bond Fund of America® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-C (with sales charge)
Account Value	$ 10,816	10,207	10,116	10,518		10,531	10,143	9,883	9,982			9,962		9,951	10,000
Short-Term Bond Fund of America® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-A (with sales charge)
Account Value	$ 10,985	10,367	10,274	10,683		10,696	10,302	9,971	9,986			9,892		9,792	9,750
Short-Term Bond Fund of America® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class F-3
Account Value	$ 11,422	10,750	10,602	10,985		10,959	10,517	10,140	10,130		$ 10,000
Short-Term Bond Fund of America® - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-4
Account Value	$ 11,271	10,632	10,533	10,950		10,961	10,553	10,209	10,221			10,127		10,029	10,000
Short-Term Bond Fund of America® - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-3
Account Value	$ 10,938	10,357	10,280	10,726		10,768	10,389	10,090	10,134			10,072		10,002	10,000
Short-Term Bond Fund of America® - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-2E
Account Value	$ 10,850	10,277	10,228	10,682		10,735	10,387	10,098	10,171			10,116		10,046	10,000
Short-Term Bond Fund of America® - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-2
Account Value	$ 10,463	9,938	9,922	10,386		10,476	10,157	9,904	9,991			9,979		9,953	10,000
Short-Term Bond Fund of America® - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-1
Account Value	$ 10,447	9,937	9,912	10,386		10,467	10,159	9,908	9,996			9,974		9,952	10,000
Short-Term Bond Fund of America® - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-F-3
Account Value	$ 10,392	9,787	9,662	10,018	$ 10,000
Short-Term Bond Fund of America® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-F-2
Account Value	$ 10,383	9,782	9,655	10,014	$ 10,000
Short-Term Bond Fund of America® - Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class 529-F-1
Account Value	$ 11,476	10,822	10,697	11,105		11,097	10,663	10,295	10,287			10,173		10,056	10,000
Short-Term Bond Fund of America® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class F-2
Account Value	$ 11,542	10,863	10,737	11,136		11,121	10,681	10,308	10,296			10,178		10,054	10,000
Short-Term Bond Fund of America® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class F-1
Account Value	$ 11,232	10,600	10,505	10,925		10,939	10,536	10,196	10,213			10,122		10,026	10,000
Short-Term Bond Fund of America® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class T (with sales charge)
Account Value	$ 11,027	10,387	10,254	10,632		10,615	10,194	9,835	9,830	$ 9,745
Short-Term Bond Fund of America® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class C (with sales charge)
Account Value	$ 10,615	10,019	9,931	10,405		10,486	10,175	9,911	10,008			9,985		9,964	10,000
Short-Term Bond Fund of America® - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-5
Account Value	$ 11,599	10,921	10,777	11,172		11,152	10,707	10,328	10,321			10,187		10,058	10,000
Short-Term Bond Fund of America® - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-5E
Account Value	$ 11,424	10,768	10,636	11,037		11,028	10,599	10,234	10,228			10,101	$ 10,000
Short-Term Bond Fund of America - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class R-6
Account Value	$ 11,675	10,976	10,837	11,228		11,202	10,748	10,362	10,339			10,208		10,073	10,000
Short-Term Bond Fund of America® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund of America — Class A (with sales charge)
Account Value	$ 10,997	10,379	10,288	10,699		10,713	10,319	9,984	9,996			9,899		9,794	9,747
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,765	10,965	11,098	12,542		12,553	11,789	10,701	10,814			10,761		10,156	10,000
Bloomberg US Government Credit 1 To 3 years ex BBB Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index
Account Value	$ 11,557	$ 10,893	$ 10,739	$ 11,187		$ 11,159	$ 10,766	$ 10,300	$ 10,293			$ 10,217		$ 10,084	$ 10,000